Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Revenue		$ 9,716	$ 10,059	[1]	$ 9,945	[1]
Cost of sales		(7,735)	(8,086)	[1],[2]	(7,740)	[1],[2]
Gross profit		1,981	1,973	[1]	2,205	[1]
Selling, marketing and distribution expenses		(250)	(249)	[1],[2]	(262)	[1],[2]
General and administration expenses		(778)	(650)	[1],[2]	(692)	[1],[2]
Net other income (expenses)		(130)	(277)	[1]	(75)	[1]
Profit from operating activities		823	797	[1]	1,176	[1]
Financial income		145	41	[1]	49	[1]
Financial expenses		(651)	(865)	[1]	(739)	[1]
Net financial income (expenses)		(506)	(824)	[1]	(690)	[1]
Profit (loss) from continuing operations before income tax		317	(27)	[1]	486	[1]
Income tax (expense) benefit		(134)	(2)	[1]	(65)	[1]
Profit (loss) from continuing operations		183	(29)	[1]	421	[1]
Profit (loss) from discontinued operations, net of income tax		(77)	24	[1]	18	[1]
Profit (loss) for the year		106	(5)	[1]	439	[1]
Items that may be reclassified into profit (loss)
Exchange differences on translating foreign operations		14	(63)	[1]	78	[1]
Reclassification from foreign currency translation reserve	[1]	74	23		25
Items that will not be reclassified into profit (loss)
Remeasurement of defined benefit plans		162	22	[1]	154	[1]
Total other comprehensive income (loss), net of income tax		250	(18)	[1]	257	[1]
Total comprehensive income (loss)		356	(23)	[1]	696	[1]
Profit (loss) for the year attributable to:
Equity holder of the Group - continuing operations		184	(31)	[1]	419	[1]
Equity holder of the Group - discontinued operations		(77)	24	[1]	18	[1]
Non-controlling interests		(1)	2	[1]	2	[1]
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		390	(14)	[1]	617	[1]
Equity holder of the Group - discontinued operations		(33)	(11)	[1]	77	[1]
Non-controlling interests		$ (1)	$ 2	[1]	$ 2	[1]

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.
[2]	For information on expenses by nature, refer to notes 8, 12, 13, 14 and 17.